Leases (Table)	12 Months Ended
Mar. 27, 2021
Leases [Abstract]
Consolidated Statement of Earnings
Amounts recognized in the Consolidated Statement of Earnings were as follows:

	52 weeks ended March 27, 2021	52 weeks ended March 28, 2020
	(in thousands)
Fixed operating lease expense	$12,495	$12,704
Variable operating lease expense (1)	927	4,437

Total lease expense	$13,422	$17,141

(1)
In May 2020, the FASB issued guidance to Topic 842, Leases, exempting lessees from determining whether
COVID-19
related rent concessions are lease modifications when certain conditions are met. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2020 and elected not to treat
COVID-19
related rent concessions as lease modifications. As such, rent concessions of $4.1 million were recognized in the consolidated statement of operations for the period ended March 27, 2021 as a negative variable rent expense, and the Company expects to continue seeking further rent concessions as it continues to monitor the impact of
COVID-19.

Supplemental Cash Flow Information Operating Lease
The following table provides supplemental cash flow information related to the Company’s operating leases:

	52 weeks ended March 27, 2021	52 weeks ended March 28, 2020
	(in thousands)
Cash outflows from operating activities attributable to operating leases (1)	$9,186	$10,245
Right-of-use assets obtained in exchange for operating lease liabilities (2)	2,562	3,509

(1)	Net of $4.2 million rent concessions associated to base rent for the period ended March 27, 2021.
(2)
Right-of-use
assets obtained are recognized net of leasehold inducements. For the period ending March 27, 2021, leasehold inducements totaled $2.3 million of which $1.1 million is included in Accounts Receivable. For the period ending March 28, 2020, leasehold inducements totaled $0.9 million, of which $0.3 million is included in Accounts Receivable.

Consolidated Balance Sheet For Operating Leases And Finance Leases

Minimum Lease Payments
as of March 27, 2021
(in thousands)

Year ending March:	Operating
2022	13,319
2023	13,802
2024	13,196
2025	11,895
2026	10,492
Thereafter	61,338

Total minimum lease payments	124,042
Less: amount of total minimum lease payments representing interest	(51,031)

Present value of future total minimum lease payments	73,011
Less: current portion of lease liabilities	(6,298)

Long-term lease liabilities	$66,713